Cover		12 Months Ended
	Mar. 15, 2024	Dec. 31, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 15, 2024
Entity Registrant Name	KVH Industries, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	0-28082
Entity Tax Identification Number	05-0420589
Entity Address, Address Line One	50 Enterprise Center
Entity Address, City or Town	Middletown
Entity Address, State or Province	RI
Entity Address, Postal Zip Code	02842
City Area Code	401
Local Phone Number	847-3327
Security Exchange Name		NASDAQ
Title of 12(b) Security		Common Stock, par value $0.01 per share
Trading Symbol		KVHI
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001007587
Amendment Flag	false